Document and Entity Information	Feb. 15, 2021
Cover [Abstract]
Entity Registrant Name	EBIX INC
Amendment Flag	false
Entity Central Index Key	0000814549
Document Type	8-K
Document Period End Date	Feb. 15, 2021
Entity Incorporation State Country Code	DE
Entity File Number	0-15946
Entity Tax Identification Number	77-0021975
Entity Address, Address Line One	1 Ebix Way
Entity Address, City or Town	Johns Creek
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30097
City Area Code	(678)
Local Phone Number	281-2020
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.10 par value per share
Trading Symbol	EBIX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false